Financing Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Statement [LineItems]
Pledged Assets for Financing Liabilities
Pledged assets for financing liabilities as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Trade receivables	¥34,137	¥27,365
Receivables from financial services	1,520,521	1,980,042
Inventories	4,117	1,772
Equipment on operating leases	86,455	92,822
Property, plant and equipment	2,491	2,779

Total	¥1,647,721	¥2,104,780

The Changes in Liabilities Arising from Financing Activities
The changes in liabilities arising from financing activities for the years ended March 31, 2023, 2024 and 2025 are as follows:
For the year ended March 31, 2023

	Yen (millions)
	Balance as of April 1, 2022	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2023
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥906,543	¥442,534	¥—	¥—	¥27,055	¥—	¥(10,357)	¥1,365,775
Long-term financing liabilities	7,196,013	(1,356,965)	—	—	459,754	—	591	6,299,393
Lease liabilities	318,758	(78,297)	—	79,202	3,675	—	(7,380)	315,958
Derivative financial liabilities (assets) *	38,636	(54,158)	(8,641)	—	3,718	85,721	—	65,276

Total	¥8,459,950	¥(1,046,886)	¥(8,641)	¥79,202	¥494,202	¥85,721	¥(17,146)	¥8,046,402

For the year ended March 31, 2024

	Yen (millions)
	Balance as of April 1, 2023	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2024
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,365,775	¥(24,382)	¥—	¥—	¥177,888	¥—	¥(2,434)	¥1,516,847
Long-term financing liabilities	6,299,393	1,593,898	—	—	751,082	—	2,337	8,646,710
Lease liabilities	315,958	(80,513)	—	92,612	9,509	—	(5,160)	332,406
Derivative financial liabilities (assets) *	65,276	4,983	(36,665)	—	11,112	(32,957)	—	11,749

Total	¥8,046,402	¥1,493,986	¥(36,665)	¥92,612	¥949,591	¥(32,957)	¥(5,257)	¥10,507,712

For the year ended March 31, 2025

	Yen (millions)
	Balance as of April 1, 2024	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2025
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,516,847	¥340,693	¥—	¥—	¥(30,130)	¥—	¥2,494	¥1,829,904
Long-term financing liabilities	8,646,710	1,119,418	—	—	(149,634)	—	4,869	9,621,363
Lease liabilities	332,406	(78,137)	—	76,919	(1,427)	—	(6,838)	322,923
Derivative financial liabilities (assets) *	11,749	31,488	(35,007)	—	(621)	2,532	—	10,141

Total	¥10,507,712	¥1,413,462	¥(35,007)	¥76,919	¥(181,812)	¥2,532	¥525	¥11,784,331

Explanatory note:

*
Derivative financial liabilities (assets) are held by the Company and its finance subsidiaries to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.

Current borrowings [member]
Statement [LineItems]
Summary of Financing Liabilities
Financing liabilities presented in current liabilities as of March 31, 2024 and 2025 consist of the following:

	Yen (millions)
	2024	2025
Current:
Commercial paper	¥959,620	¥1,114,208
Loans	387,093	475,728
Medium-term notes	90,835	164,457
Asset-backed securities	79,299	75,511

Subtotal	¥1,516,847	¥1,829,904

Reclassification from non-current liabilities (Current portion)	¥2,588,743	¥2,667,843

Total	¥4,105,590	¥4,497,747

Interest Rates for Financing Liabilities
The weighted average interest rates for financing liabilities presented in current liabilities (excluding reclassification from non-current
liabilities) as of March 31, 2024 and 2025 are as follows:

	2024	2025
Weighted average interest rate	4.94%	4.15%

Non-current liabilities [member]
Statement [LineItems]
Summary of Financing Liabilities
Financing liabilities presented in
non-current
liabilities as of March 31, 2024 and 2025 consist of the following:

	Yen (millions)
	2024	2025
Non-current:
Loans	¥1,050,890	¥984,333
Medium-term notes	5,129,411	5,900,016
Corporate bonds	1,038,311	866,042
Asset-backed securities	1,428,098	1,870,972

Subtotal	¥8,646,710	¥9,621,363

Reclassification to current liabilities (Current portion)	¥(2,588,743)	¥(2,667,843)

Total	¥6,057,967	¥6,953,520

Interest Rates for Financing Liabilities
The interest rate range and payment due date for financing liabilities presented in non-current
liabilities (including reclassification to current liabilities) as of March 31, 2024 and 2025 are as follows:

	2024	2025
Loans	Interest rate: 0.14% - 13.06% Due: 2024 - 2046	Interest rate: 0.14% - 13.30% Due: 2025 - 2046
Medium-term notes	Interest rate: 0.30% - 6.40% Due: 2024 - 2034	Interest rate: 0.30% - 5.85% Due: 2025 - 2035
Corporate bonds	Interest rate: 0.03% - 2.97% Due: 2024 - 2032	Interest rate: 0.09% - 2.97% Due: 2025 - 2032
Asset-backed securities	Interest rate: 0.11% - 5.94% Due: 2024 - 2028	Interest rate: 0.11% - 5.87% Due: 2025 - 2029